(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2022
(Loss) Earnings Per Share
(Loss) Earnings Per Share

Note 21. (Loss) Earnings Per Share

(Loss) earnings per share data for the years ended December 31, 2022, 2021 and 2020 are summarized as follows:

	2022	2021	2020
Basic (loss) earnings attributable to holders of common shares	$(23,398)	$7,564	$369
Effect of dilutive securities:	—	—	—
Diluted (loss) earnings	$(23,398)	$7,564	$369

	Number of Shares
	2022	2021	2020
Weighted average number of common shares outstanding - basic	14,811,118	14,779,302	14,779,302
Effect of dilutive securities:
Options	—	129,010	—
Weighted average number of common shares outstanding - diluted	14,811,118	14,908,312	14,779,302

	2022	2021	2020
(Loss) earnings per share - basic and diluted	$(1.58)	$0.51	$0.03

In 2022, 2021 and 2020, the Group’s potential ordinary shares include stock options outstanding.

As at December 31, 2022, 2021 and 2020, there were 1,894,127, 1,538,596 and 501,485 stock options outstanding, respectively, that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they were antidilutive for the year ended December 31, 2022, 2021 and 2020.